Derivative instruments and hedging activities (Tables)	3 Months Ended
Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2021	2020	2021	2020
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$41	$56	$10,981	$36,882
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	754	793	50,316	10,417
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(252)	(1,098)	44,078	37,999
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(140)	(1,584)	18,473	50,186
		$403	$(1,833)	$123,848	$135,484